Notes Payable - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Notes Payable - Related Parties

NOTE – 4 NOTES PAYABLE – RELATED PARTIES

The Company made principal payments of $51,663 on outstanding notes payable to related parties during the nine months ended September 30, 2013.

The Company had outstanding balances on its notes payable – related parties of the following amounts as of September 30, 2013 and December 31, 2012:

	As of
	9/30/2013	12/31/2012
Loan from officers, 15% annual interest, due on September 8, 2016	$16,000	$16,000
Loan from member, 9.75% annual interest, due on demand	6,018	15,435
Loan from officer, 4.09% annual interest, due on demand	3,168	3,168
Loan from officer, 4.11% annual interest, due on December 31, 2013	30,359	64,572
Loan from officer, 15% annual interest, due on March 1, 2013	-	8,033
Total notes payable – related parties	$55,545	$107,208

NOTE – 6 NOTES PAYABLE – RELATED PARTIES

The Company had outstanding balances on its notes payable – related parties of the following amounts as of December 31, 2012 and 2011:

	As of December 31,
	2012	2011
Loan from officers, 15% annual interest, due on September 8, 2016	$16,000	$16,000
Loan from member, 9.75% annual interest, due on demand	15,435	21,790
Loan from officer, 4.09% annual interest, due on demand	3,168	8,101
Loan from officer, 4.11% annual interest, due on December 31, 2013	64,572	--
Loan from officer, 15% annual interest, due on March 1, 2013	8,033	29,999
Total notes payable – related parties	$107,208	$75,890

Accordingly, the Company recorded interest expenses of $8,706 and $10,746 during the years ended December 31, 2012 and 2011, respectively.